Consolidated statement of changes in equity (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
AOCI, net of tax [member]
Gains (losses) on investments in equity-accounted associates and joint ventures reclassified to retained earnings	$ 0	$ 1	$ 10